UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

791 Town & Country Blvd.

Houston, TX 77024-3925

(Address of principal executive offices) (Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

(a)

Commonwealth International
Series Trust
791 Town & Country Blvd., Suite 250
Houston, TX 77024-3925
888-345-1898
www.commonwealthfunds.com

INVESTMENT ADVISOR
FCA Corp
791 Town & Country Blvd., Suite 250
Houston, TX 77024-3925

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT & ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

CUSTODIAN BANK
Fifth Third Bank N.A.
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. An additional Prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

Commonwealth-SAR-21

Commonwealth Australia/New Zealand Fund
Africa Fund
Commonwealth Japan Fund
Commonwealth Global Fund
Commonwealth Real Estate Securities Fund

SEMI-ANNUAL REPORT

April 30, 2021

Table of Contents

Performance Overview	1

Portfolio Composition	2

Schedules of Investments	4

Statements of Assets and Liabilities	14

Statements of Operations	15

Statements of Changes in Net Assets	16

Financial Highlights	18

Notes to Financial Statements	23

Approval of the Renewal of the Investment Advisory Agreement	36

Additional Information	41

Notice of Privacy Policy & Practices	43

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

PERFORMANCE OVERVIEW – April 30, 2021 (Unaudited)

			Average Annual
							Gross	Net
	Inception					Since	Expense	Expense
	Date	6 Month	1 Year	5 Year	10 Year	Inception	Ratio[1]	Ratio[1]
Commonwealth Australia/New Zealand Fund	11/25/91	22.75%	55.23%	9.65%	6.60%	6.10%	2.70%	2.70%
Africa Fund	11/07/11	41.03%	68.01%	2.28%	—	(0.82)%	5.11%	1.82%
Commonwealth Japan Fund	07/10/89	7.94%	20.50%	5.81%	4.62%	(2.08)%	3.29%	1.75%
Commonwealth Global Fund	12/03/02	24.88%	43.07%	8.93%	4.05%	6.46%	2.56%	2.56%
Commonwealth Real Estate Securities Fund	01/05/04	29.91%	45.20%	8.17%	6.86%	5.20%	2.73%	2.73%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns which may be lower or higher. The above table does not reflect the deduction of taxes that a shareholder would pay on the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund (each a “Fund” and collectively the “Funds”) distributions or the redemption of Fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 888-345-1898. The Fund’s performance reflects any fee waivers during the applicable periods. If such fee waivers had not occurred, the quoted performance would have been lower.

[1]	The above expense ratios are from the Funds’ Prospectus, dated February 28, 2021. FCA Corp has entered into a written expense limitation agreement under which it has agreed to limit the total operating expenses of the Africa Fund and Commonwealth Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Africa Fund and Commonwealth Japan Fund. This expense limitation agreement may be terminated by FCA Corp or the Trust at any time after February 28, 2022. FCA Corp may recoup any waived amount from the Africa Fund and Commonwealth Japan Fund pursuant to this agreement if such recoupment does not cause the Africa Fund and Commonwealth Japan Fund to exceed the expense limitation in place at the time the fee was reduced and/or the expenses were reimbursed and such recoupment is made within three years after the date in which FCA Corp incurred the expense. Excluding the indirect costs of investing in acquired funds, total fund operating expenses prior to fee waiver/reimbursement would be 2.70%, 5.04%, 3.29%, 2.56% and 2.72% for the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund, respectively. Additional information pertaining to the Funds’ expense ratios as of April 30, 2021, can be found in the financial highlights.

You should carefully consider the investment objectives, risks, charges and expenses of the Funds before investing. This and other information can be found in the Funds’ Prospectus, which can be obtained from www.commonwealthfunds.com, by calling the Funds directly at 888-345-1898 or by contacting your investment representative. Please read it carefully before you invest or send money.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

PORTFOLIO COMPOSITION – April 30, 2021* (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
Industry or	Percentage of Total
Security Type	Investments
Transport Operations & Services	19.7%
Logistics Services	7.3%
Power Generation	6.0%
Courier Services	4.6%
Health Care Facilities	5.5%
Health Care Services	4.4%
Home Products Stores	4.2%
Wireless Telecommunications	3.9%
Life Science & Diagnostics	3.7%
Measurement Instruments	3.3%
Lodging	3.0%
Biotech	2.9%
Flow Control Equipment	2.8%
Food and Drug Stores	2.8%
Gas Utilities	2.6%
Real Estate Services	2.2%
Multi Asset Class Owners & Developers	2.0%
Medical Devices	1.9%
Packaged Food	1.7%
Agricultural Producers	1.6%
Environmental & Facilities Services	1.5%
Money Market Funds	1.5%
Exploration & Production	1.4%
Retail REITs	1.3%
IT Services	1.3%
Alcoholic Beverages	1.3%
Internet Media & Services	1.2%
Containers & Packaging	1.2%
Building Construction	1.0%
Health Care Supply Chain	0.9%
P&C Insurance	0.7%
Integrated Electric Utilities	0.4%
Coal Mining	0.1%
Packaged Foods & Meats	0.1%
100.0%
AFRICA FUND
Country or	Percentage of Total
Security Type	Investments
South Africa	87.2%
Exchange Traded Funds - Africa Region	3.6%
Egypt	3.0%
Exchange Traded Funds - Nigeria	2.3%
Monaco	1.5%
United Kingdom	1.4%
Germany	0.8%
Botswana	0.2%
100.0%

COMMONWEALTH JAPAN FUND
Industry or	Percentage of Total
Security Type	Investments
Medical Devices	11.8%
Transit Services	7.1%
Electronics Components	5.2%
Life Insurance	4.9%
Specialty Chemicals	4.6%
Personal Care Products	4.6%
Health Care Supplies	4.4%
Commercial Finance	4.2%
Consumer Electronics	4.1%
Multi Asset Class Owners & Developers	3.9%
IT Services	3.3%
Logistic Services	3.2%
Commercial & Residential Building Equipment & Systems	3.1%
Courier Services	3.0%
Food & Drug Stores	3.0%
Building Construction	2.7%
Food & Beverage Wholesalers	2.7%
Electrical Power Equipment	2.5%
Factory Automation Equipment	2.1%
Automobiles	2.1%
Alcoholic Beverages	2.0%
Diversified Industrials	1.9%
Other Machinery & Equipment	1.8%
Wireless Telecommunications	1.4%
Automotive Wholesalers	1.3%
Specialty Apparel Stores	1.3%
Mass Merchants	1.2%
Medical Equipment	1.2%
Auto Parts	1.2%
Building Maintenance Services	1.1%
Home Products Stores	1.1%
Advertising & Marketing	1.0%
Infrastructure Construction	0.7%
Money Market Funds	0.3%
100.0%

*	Portfolio composition is subject to change.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

PORTFOLIO COMPOSITION – April 30, 2021* (Unaudited)

COMMONWEALTH GLOBAL FUND
Country or	Percentage of Total
Security Type	Investments
United States	51.2%
United Kingdom	10.5%
Japan	6.5%
Switzerland	5.5%
Israel	5.1%
Germany	4.4%
India	3.0%
France	2.7%
Norway	2.4%
Denmark	1.5%
Chile	1.4%
South Africa	1.2%
Brazil	1.0%
Money Market Funds	1.0%
Call Options Purchased	1.0%
Panama	0.7%
Taiwan Province of China	0.6%
Austria	0.3%
100.0%
COMMONWEALTH REAL ESTATE SECURITIES FUND
Industry or	Percentage of Total
Security Type	Investments
Infrastructure REITs	11.8%
Homebuilding	9.4%
Building Materials	9.4%
Data Center REITs	7.6%
Industrial REITs	7.6%
Commercial & Residential Building Equipment & Systems	4.2%
Self-Storage REITs	4.1%
Banks	3.8%
Home Products Stores	3.7%
Office REITs	3.6%
Specialty REITs	3.6%
Multi Asset Class REITs	3.5%
Retail REITs	3.4%
Hotels, Resorts & Cruise Lines	3.2%
Specialized REITs	3.1%
Health Care REITs	2.2%
Mortgage Finance	2.1%
Industrial Machinery	2.0%
Money Market Funds	2.0%
Building Construction	1.9%
Cement & Aggregates	1.8%
Hotel REITs	1.8%
Transport Operations & Services	1.6%
Mortgage REITs	1.1%
Residential Owners & Developers	0.7%
Agriculture Producers	0.4%
Call Options Purchased	0.2%
Retail Owners & Developers	0.2%
100.0%

*	Portfolio composition is subject to change.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

SCHEDULE OF INVESTMENTS – April 30, 2021 (Unaudited)
Commonwealth Australia/New Zealand Fund
	Shares	Fair Value
COMMON STOCKS (92.14%)
AUSTRALIA (28.00%)
BIOTECH (2.75%)
CSL Ltd.	2,500	$522,265
BUILDING CONSTRUCTION (0.88%)
Lendlease Group	17,000	166,464
COAL MINING (0.12%)
Coronado Global Resources, Inc. - CDI (a)	50,000	22,920
CONTAINERS & PACKAGING (1.11%)
Brambles Ltd.	26,265	210,444
ENVIRONMENTAL & FACILITIES SERVICES (1.40%)
Cleanaway Waste Management Ltd.	121,175	266,062
EXPLORATION & PRODUCTION (1.28%)
Senex Energy Ltd.	100,000	242,681
FOOD & DRUG STORES (1.87%)
Coles Group Ltd.	28,170	354,187
GAS UTILITIES (2.44%)
APA Group	60,000	463,636
HEALTH CARE FACILITIES (2.05%)
Ramsay Health Care Ltd.	7,500	388,983
HEALTH CARE SERVICES (4.14%)
Sonic Healthcare Ltd.	28,382	784,551
INTEGRATED ELECTRIC UTILITIES (0.37%)
Origin Energy Ltd.	22,199	71,146
INTERNET MEDIA & SERVICES (1.16%)
Webjet Ltd.	57,000	219,569
IT SERVICES (1.21%)
Appen Ltd.	19,000	229,230
LOGISTICS SERVICES (1.37%)
Qube Holdings Ltd.	112,415	260,685
MEDICAL DEVICES (1.81%)
Cochlear Ltd.	2,000	342,835
PACKAGED FOODS & MEATS (0.10%)
Freedom Foods Group Ltd.(b)	60,000	18,952
RETAIL REITS (1.21%)
Scentre Group Ltd.	110,000	230,508
TRANSPORT OPERATIONS & SERVICES (1.08%)
Sydney Airport Ltd.	42,990	205,014
WIRELESS TELECOMMUNICATIONS (1.65%)
Telstra Corp. Ltd.	120,000	313,405
TOTAL AUSTRALIA		5,313,537
	Shares	Fair Value
COMMON STOCKS (92.14%) – Continued
NEW ZEALAND (64.14%)
AGRICULTURAL PRODUCERS (1.53%)
New Zealand King Salmon Investments Ltd.(b)	245,000	$290,999
ALCOHOLIC BEVERAGES (1.19%)
Delegat Group Ltd.	21,456	224,907
COURIER SERVICES (4.35%)
Freightways Ltd.	103,540	824,557
FLOW CONTROL EQUIPMENT (2.63%)
Skellerup Holdings Ltd.	150,000	499,070
FOOD & DRUG STORES (0.73%)
Green Cross Health Ltd.(b)	181,796	139,183
HEALTH CARE FACILITIES (3.06%)
Ryman Healthcare Ltd.	40,000	406,125
Summerset Group Holdings Ltd.	20,110	174,970
		581,095
HEALTH CARE SUPPLY CHAIN (0.81%)
AFT Pharmaceuticals Ltd.(b)	46,000	153,706
HOME PRODUCTS STORES (3.90%)
Briscoe Group Ltd.	183,520	740,593
LIFE SCIENCE & DIAGNOSTICS (3.47%)
Pacific Edge Ltd.(b)	800,000	658,271
LODGING (2.77%)
Millennium & Copthorne Hotels New Zealand Ltd.	300,000	525,902
LOGISTICS SERVICES (5.46%)
Mainfreight Ltd.	20,000	1,036,061
MEASUREMENT INSTRUMENTS (3.04%)
ikeGPS Group Ltd.(b)	831,366	577,007
MULTI ASSET CLASS OWNERS & DEVELOPERS (1.89%)
Marsden Maritime Holdings Ltd.	81,425	358,885
P&C INSURANCE (0.70%)
Turners Automotive Group Ltd.	50,000	132,370
PACKAGED FOOD (1.63%)
Sanford Ltd.	93,406	308,769
POWER GENERATION (5.57%)
Infratil Ltd.	207,000	1,056,771
REAL ESTATE SERVICES (2.04%)
Arvida Group Ltd.	300,000	386,377

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

SCHEDULE OF INVESTMENTS – April 30, 2021 (Unaudited)
Commonwealth Australia/New Zealand Fund
	Shares	Fair Value
COMMON STOCKS (92.14%) – Continued
NEW ZEALAND (64.14%)
TRANSPORT OPERATIONS & SERVICES (17.38%)
Port of Tauranga Ltd.	55,000	$291,214
South Port New Zealand Ltd.	482,313	3,005,828
		3,297,042
WIRELINE TELECOMMUNICATIONS (1.99%)
Spark New Zealand Ltd.	120,000	377,791
TOTAL NEW ZEALAND		12,169,356
TOTAL COMMON STOCKS
(COST $9,291,235)		17,482,893
	Shares	Fair Value
MONEY MARKET FUNDS (1.39%)
Federated Hermes Government Obligations Fund, Institutional Class, 0.02%(c)	264,067	$264,067
TOTAL MONEY MARKET FUNDS
(COST $264,067)		264,067
TOTAL INVESTMENTS — 93.53%
(COST $9,555,302)		17,746,960
OTHER ASSETS IN EXCESS OF LIABILITIES (6.47%)		1,226,770
NET ASSETS — 100.00%		$18,973,730

(a)	Illiquid security, represents 0.12% of the Fund’s net assets.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of April 30, 2021.

CDI — Chess Depositary Interest

REIT— Real Estate Investment Trust

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

SCHEDULE OF INVESTMENTS – April 30, 2021 (Unaudited)
Africa Fund
	Shares	Fair Value
COMMON STOCKS (93.42%)
BOTSWANA (0.23%)
FOOD & DRUG STORES (0.23%)
Choppies Enterprises Ltd.(a)	121,810	$6,719
EGYPT (2.96%)
BANKS (1.55%)
Commercial International Bank Egypt SAE	12,250	44,774
OTHER COMMERCIAL SUPPORT SERVICES (1.41%)
Integrated Diagnostics Holdings PLC	34,800	40,716
TOTAL EGYPT		85,490
GERMANY (0.77%)
ADVERTISING & MARKETING (0.77%)
Jumia Technologies AG - ADR(a)	730	22,207
MONACO (1.44%)
PRECIOUS METALS (1.44%)
Endeavour Mining Corp.	2,000	41,640
SOUTH AFRICA (86.62%)
AGRICULTURAL PRODUCERS (3.34%)
Astral Foods Ltd.	4,000	38,102
Crookes Brothers Ltd.(a)	8,000	23,444
Oceana Group Ltd.	7,362	35,134
		96,680
AIRLINES (0.00%)
Comair Ltd.(a)(b)	227,570	—
AUTOMOTIVE RETAILERS (4.38%)
Barloworld Ltd. (a)	4,300	28,360
Bidvest Group Ltd.	4,167	48,125
Motus Holdings Ltd.	8,000	50,304
		126,789
BANKS (16.64%)
Capitec Bank Holdings Ltd.(a)	3,000	307,480
FirstRand Ltd.	14,300	50,328
Nedbank Group Ltd.	4,000	40,782
Standard Bank Group Ltd. - ADR	10,200	83,436
		482,026
BASIC & DIVERSIFIED CHEMICALS (1.85%)
Sasol Ltd. - ADR(a)	3,200	53,472
BUILDING CONSTRUCTION (0.77%)
Wilson Bayly Holmes-Ovcon Ltd.(a)	3,000	22,186
CABLE & SATELLITE (1.04%)
MultiChoice Group Ltd.	3,500	30,117
	Shares	Fair Value
COMMON STOCKS (93.42%) – Continued
SOUTH AFRICA (86.62%) – Continued
COAL MINING (1.09%)
Exxaro Resources Ltd.	3,000	$31,547
FOOD & BEVERAGE WHOLESALERS (2.16%)
Bid Corp. Ltd.	3,167	62,439
FOOD & DRUG STORES (2.70%)
Shoprite Holdings Ltd. - ADR	7,900	78,246
HOME & OFFICE PRODUCT WHOLESALERS (1.53%)
Alviva Holdings Ltd.	50,700	44,364
INFRASTRUCTURE CONSTRUCTION (1.08%)
Murray & Roberts Holdings Ltd.(a)	45,000	31,247
INSTITUTIONAL BROKERAGE (1.91%)
Coronation Fund Managers Ltd.	14,500	55,221
INTERNET MEDIA & SERVICES (5.52%)
Naspers Ltd., N Shares	700	159,786
INVESTMENT COMPANIES (1.85%)
PSG Group Ltd.	10,400	53,691
LIFE & HEALTH INSURANCE (1.61%)
Momentum Metropolitan Holdings	35,000	46,675
LIFE INSURANCE (4.81%)
Clientele Ltd.	90,000	57,218
Discovery Ltd.	9,000	81,918
		139,136
LOGISTICS SERVICES (1.65%)
Imperial Holdings Ltd. - ADR	2,400	8,232
Value Group Ltd.	87,364	39,578
		47,810
MARINE SHIPPING (1.57%)
Grindrod Ltd.	140,000	45,662
PACKAGED FOOD (0.65%)
Tiger Brands Ltd.	1,400	18,824
PAPER & PULP MILLS (1.28%)
Sappi Ltd.(a)	11,000	37,052
PRECIOUS METALS (19.29%)
Anglo American Platinum Ltd.	1,000	136,861
AngloGold Ashanti Ltd. - ADR	3,000	61,740
Gold Fields Ltd. - ADR	9,460	88,734
Impala Platinum Holdings Ltd.	12,500	234,038
Sibanye Stillwater Ltd.	8,000	37,357
		558,730

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

SCHEDULE OF INVESTMENTS – April 30, 2021 (Unaudited)
Africa Fund
	Shares	Fair Value
COMMON STOCKS (93.42%) – Continued
SOUTH AFRICA (86.62%)
SELF-STORAGE OWNERS & DEVELOPERS (2.00%)
Stor-Age Property REIT Ltd.	60,000	$57,797
SPECIALTY & GENERIC PHARMACEUTICALS (1.15%)
Aspen Pharmacare Holdings Ltd.(a)	3,000	33,408
SPECIALTY APPAREL STORES (1.30%)
Mr. Price Group Ltd.	3,000	37,620
WEALTH MANAGEMENT (0.91%)
Alexander Forbes Group Holdings Ltd.	100,000	26,340
WIRELESS TELECOMMUNICATIONS (4.54%)
MTN Group Ltd. - ADR	12,500	79,438
Vodacom Group Ltd.	6,000	52,018
		131,456
TOTAL SOUTH AFRICA		2,508,321
UNITED KINGDOM (1.40%)
HEALTH CARE FACILITIES (1.40%)
Mediclinic International Ltd.(a)	9,562	40,514
TOTAL COMMON STOCKS
(COST $2,600,660)		2,704,891
	Shares	Fair Value
EXCHANGE-TRADED FUNDS (5.87%)
Global X MSCI Nigeria ETF	5,550	$66,323
VanEck Vectors Africa Index ETF	4,795	103,763
TOTAL EXCHANGE-TRADED FUNDS
(COST $255,882)		170,086
TOTAL INVESTMENTS — 99.29%
(COST $2,856,542)		2,874,977
OTHER ASSETS IN EXCESS OF LIABILITIES (0.71%)		20,648
NET ASSETS — 100.00%		$2,895,625

(a)	Non-income producing security.

(b)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.00% of the Fund’s net assets.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT— Real Estate Investment Trust

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

SCHEDULE OF INVESTMENTS – April 30, 2021 (Unaudited)
Commonwealth Japan Fund
	Shares	Fair Value
COMMON STOCKS (96.28%)
JAPAN (96.28%)
ADVERTISING & MARKETING (0.93%)
Direct Marketing MiX, Inc.	2,100	$62,738
ALCOHOLIC BEVERAGES (1.95%)
Kirin Holdings Co. Ltd.	7,000	131,336
AUTO PARTS (1.15%)
DENSO Corp.	1,200	77,509
AUTOMOBILES (2.02%)
Toyota Motor Corp. - ADR	900	135,693
AUTOMOTIVE WHOLESALERS (1.26%)
Toyota Tsusho Corp.	2,000	84,547
BUILDING CONSTRUCTION (2.64%)
Kajima Corp.	12,850	177,545
BUILDING MAINTENANCE SERVICES (1.08%)
Taihei Dengyo Kaisha Ltd.	3,000	72,853
COMMERCIAL FINANCE (4.06%)
Kyushu Leasing Service Co. Ltd.	13,000	80,530
ORIX Corp.	12,000	192,977
		273,507
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS (2.98%)
Daikin Industries Ltd.	1,000	200,663
CONSUMER ELECTRONICS (3.93%)
Nintendo Co. Ltd.	200	114,724
Sony Group Corp. - ADR	1,500	150,240
		264,964
COURIER SERVICES (2.93%)
Yamato Holdings Co. Ltd.	7,000	197,598
DIVERSIFIED INDUSTRIALS (1.83%)
Hitachi Ltd.	2,500	123,092
ELECTRICAL POWER EQUIPMENT (2.40%)
Meidensha Corp.	7,600	161,335
ELECTRONICS COMPONENTS (4.98%)
ALPS Electric Co. Ltd.	3,000	36,344
Murata Manufacturing Co. Ltd.	1,000	79,634
Nidec Corp.	700	81,056
Taiyo Yuden Co. Ltd.	3,000	137,802
		334,836
	Shares	Fair Value
COMMON STOCKS (96.28%) – Continued
JAPAN (96.28%) – Continued
FACTORY AUTOMATION EQUIPMENT (2.05%)
FANUC Corp.	600	$138,212
FOOD & BEVERAGE WHOLESALERS (2.58%)
ITOCHU Corp. - ADR	2,000	124,800
Yamae Hisano Co. Ltd.	5,200	49,246
		174,046
FOOD & DRUG STORES (2.86%)
Sugi Holdings Company Ltd.	2,500	192,153
HEALTH CARE SUPPLIES (4.23%)
Hoya Corp.	2,500	284,455
HOME PRODUCTS STORES (1.07%)
Nitori Holdings Co. Ltd.	400	71,774
INFRASTRUCTURE CONSTRUCTION (0.66%)
Takada Corp.	6,000	44,305
IT SERVICES (3.20%)
INES Corp.	5,000	64,325
Otsuka Corp.	3,000	151,252
		215,577
LIFE INSURANCE (4.76%)
Dai-ichi Life Insurance Co. Ltd.	11,000	197,831
T&D Holdings, Inc.	10,000	122,520
		320,351
LOGISTICS SERVICES (3.13%)
Kintetsu World Express, Inc.	4,000	96,442
Nippon Express Co. Ltd.	1,500	114,605
		211,047
MASS MERCHANTS (1.19%)
Aeon Kyushu Co. Ltd.	4,500	80,375
MEDICAL DEVICES (11.41%)
Asahi Intecc Co. Ltd.	18,000	484,554
Terumo Corp.	7,500	283,563
		768,117
MEDICAL EQUIPMENT (1.19%)
CYBERDYNE, Inc.(a)	14,000	80,192
MULTI ASSET CLASS OWNERS & DEVELOPERS (3.77%)
Mitsui Fudosan Company Ltd.	3,000	65,057
Sumitomo Realty & Development Co. Ltd.	4,000	133,190
Tokyu Fudosan Holdings Corp.	10,000	55,541
		253,788

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

SCHEDULE OF INVESTMENTS – April 30, 2021 (Unaudited)
Commonwealth Japan Fund
	Shares	Fair Value
COMMON STOCKS (96.28%) – Continued
JAPAN (96.28%) – Continued
OTHER MACHINERY & EQUIPMENT (1.74%)
Makita Corp.	2,600	$116,930
PERSONAL CARE PRODUCTS (4.41%)
Kao Corp.	1,000	64,115
Unicharm Corp.	6,000	232,999
		297,114
SPECIALTY APPAREL STORES (1.22%)
Fast Retailing Co. Ltd.	100	82,086
SPECIALTY CHEMICALS (4.44%)
JSR Corp.	3,000	92,371
Nippon Shokubai Company Ltd.	2,000	105,043
Shin-Etsu Chemical Co. Ltd.	600	101,292
		298,706
TRANSIT SERVICES (6.89%)
Daiichi Koutsu Sangyo Co. Ltd.	7,200	46,183
East Japan Railway Co.	1,500	102,651
Hankyu Hanshin Holdings, Inc.	4,400	138,496
Keikyu Corp.	6,500	83,147
Tobu Railway Co. Ltd.	3,600	92,563
		463,040
WIRELESS TELECOMMUNICATIONS (1.34%)
Softbank Group Corp.	1,000	90,449
TOTAL COMMON STOCKS
(COST $3,979,817)		6,480,933
	Shares	Fair Value
MONEY MARKET FUNDS (0.34%)
Federated Hermes Government Obligations Fund, Institutional Class, 0.02%(b)	22,618	$22,618
TOTAL MONEY MARKET FUNDS
(COST $22,618)		22,618
TOTAL INVESTMENTS — 96.62%
(COST $4,002,435)		6,503,551
OTHER ASSETS IN EXCESS OF LIABILITIES (3.38%)		227,449
NET ASSETS — 100.00%		$6,731,000

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2021.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

SCHEDULE OF INVESTMENTS – April 30, 2021 (Unaudited)
Commonwealth Global Fund
	Shares	Fair Value
COMMON STOCKS (98.08%)
AUSTRIA (0.26%)
INTEGRATED OILS (0.26%)
OMV AG - ADR	1,000	$49,360
BRAZIL (0.96%)
DATA & TRANSACTION PROCESSORS (0.96%)
Pagseguro Digital Ltd., Class A(a)	4,000	182,960
CHILE (1.39%)
ALCOHOLIC BEVERAGES (1.39%)
Cia Cervecerias Unidas SA - ADR	14,401	263,970
DENMARK (1.54%)
BANKS (0.76%)
Danske Bank A/S - ADR	15,000	144,000
LARGE PHARMACEUTICALS (0.78%)
Novo Nordisk A/S - ADR	2,000	147,900
TOTAL DENMARK		291,900
FRANCE (2.69%)
BASIC & DIVERSIFIED CHEMICALS (2.69%)
Arkema SA - ADR	4,130	512,409
GERMANY (4.45%)
AUTOMOBILES (1.39%)
Porsche Automobil Holding SE - ADR	25,000	264,000
DIVERSIFIED INDUSTRIALS (3.06%)
Siemens AG - ADR	7,000	583,520
TOTAL GERMANY		847,520
INDIA (2.95%)
BANKS (2.95%)
HDFC Bank Ltd. - ADR(a)	8,000	562,240
ISRAEL (5.06%)
APPLICATION SOFTWARE (5.06%)
NICE-Systems Ltd. - ADR(a)	4,000	964,920
JAPAN (6.49%)
CONSUMER ELECTRONICS (2.63%)
Sony Group Corp. - ADR	5,000	500,800
ELECTRONICS COMPONENTS (3.20%)
Nidec Corp. - ADR	21,000	610,260
FOOD & BEVERAGE WHOLESALERS (0.66%)
ITOCHU Corp. - ADR	2,000	124,800
TOTAL JAPAN		1,235,860
NORWAY (2.40%)
P&C INSURANCE (2.40%)
Gjensidige Forsikring ASA - ADR	20,000	456,056
	Shares	Fair Value
COMMON STOCKS (98.08%) – Continued
PANAMA (0.68%)
AIRLINES (0.68%)
Copa Holdings, SA, Class A	1,500	$129,750
SOUTH AFRICA (1.25%)
FOOD & DRUG STORES (1.25%)
Shoprite Holdings Ltd. - ADR	24,000	237,708
SWITZERLAND (5.55%)
LARGE PHARMACEUTICALS (2.57%)
Roche Holding AG - ADR	12,000	488,520
PACKAGED FOOD (2.98%)
Nestlé SA - ADR	4,750	567,768
TOTAL SWITZERLAND		1,056,288
TAIWAN PROVINCE OF CHINA (0.63%)
SEMICONDUCTOR MANUFACTURING (0.63%)
United Microelectronics Corp. - ADR	12,000	119,040
UNITED KINGDOM (10.50%)
ALCOHOLIC BEVERAGES (2.64%)
Diageo PLC - ADR	2,800	502,180
LARGE PHARMACEUTICALS (3.89%)
AstraZeneca PLC - ADR	8,000	424,560
GlaxoSmithKline PLC - ADR	8,500	317,390
		741,950
PERSONAL CARE PRODUCTS (2.77%)
Unilever PLC - ADR	9,000	528,480
PUBLISHING (1.20%)
Pearson PLC - ADR	20,000	230,000
TOTAL UNITED KINGDOM		2,002,610
UNITED STATES (51.28%)
AUTO PARTS (4.07%)
Miller Industries, Inc.	18,000	774,360
AUTOMOTIVE RETAILERS (3.45%)
Group 1 Automotive, Inc.	4,000	656,640
COMMUNICATIONS EQUIPMENT (5.80%)
Apple, Inc.	8,400	1,104,264
COMPUTER HARDWARE & STORAGE (3.53%)
NetApp, Inc.	9,000	672,210
CONTAINERS & PACKAGING (1.60%)
Amcor PLC	26,000	305,500
COURIER SERVICES (2.29%)
FedEx Corp.	1,500	435,465

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

SCHEDULE OF INVESTMENTS – April 30, 2021 (Unaudited)
Commonwealth Global Fund
	Shares	Fair Value
COMMON STOCKS (98.08%) – Continued
UNITED STATES (51.28%) – Continued
DIVERSIFIED BANKS (1.70%)
JPMorgan Chase & Co.	2,100	$323,001
FILM & TV (2.93%)
Walt Disney Co. (The)	3,000	558,060
INFRASTRUCTURE SOFTWARE (1.99%)
Microsoft Corp.	1,500	378,270
INTEGRATED OILS (1.89%)
Chevron Corp.	3,500	360,745
LIFE SCIENCE & DIAGNOSTICS (4.94%)
Thermo Fisher Scientific, Inc.	2,000	940,460
MEDICAL EQUIPMENT (1.77%)
Dentsply Sirona, Inc.	5,000	337,550
PERSONAL CARE PRODUCTS (2.45%)
Procter & Gamble Co. (The)	3,500	466,970
RAIL FREIGHT (4.40%)
Norfolk Southern Corp.	3,000	837,720
SEMICONDUCTOR DEVICES (4.87%)
Intel Corp.	3,500	201,355
Skyworks Solutions, Inc.	4,000	725,320
		926,675
	Shares	Fair Value
COMMON STOCKS (98.08%) – Continued
UNITED STATES (51.28%) – Continued
VIDEO GAMES (1.49%)
Electronic Arts, Inc.	2,000	$284,160
WIRELESS TELECOMMUNICATIONS (2.11%)
KVH Industries, Inc.(a)	30,000	401,700
TOTAL UNITED STATES		9,763,750
TOTAL COMMON STOCKS
(COST $8,727,495)		18,676,341
MONEY MARKET FUNDS (1.02%)
Federated Hermes Government Obligations Fund, Institutional Class, 0.02%(b)	193,606	193,606
TOTAL MONEY MARKET FUNDS
(COST $193,606)		193,606

	Number of	Notional	Exercise
Description	Contracts	Amount	Price	Expiration Date	Fair Value
CALL OPTIONS PURCHASED (0.96%)
UNITED STATES (0.96%)
Boeing Co. (The)	6	$140,586	$255.00	1/21/2022	$12,150
Caterpillar, Inc.	12	273,732	120.00	1/21/2022	127,800
Synchrony Financial	20	87,480	20.00	1/21/2022	43,200
TOTAL CALL OPTIONS PURCHASED
(COST $68,379)					183,150
TOTAL INVESTMENTS — 100.06%
(COST $8,989,480)					19,053,097
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.06%)					(11,159)
NET ASSETS — 100.00%					$19,041,938

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2021

ADR — American Depositary Receipt

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

SCHEDULE OF INVESTMENTS – April 30, 2021 (Unaudited)
Commonwealth Real Estate Securities Fund
	Shares	Fair Value
COMMON STOCKS (95.67%)
AGRICULTURAL PRODUCERS (0.42%)
BrasilAgro - Company Brasileira de Propriedades Agricolas - ADR	9,432	$59,044
BANKS (3.68%)
FS Bancorp, Inc.	4,316	294,999
Harleysville Financial Corp.	8,675	218,870
		513,869
BUILDING CONSTRUCTION (1.89%)
Kajima Corp. - ADR	10,000	141,900
Lendlease Group - ADR	11,900	121,261
		263,161
BUILDING MATERIALS (9.14%)
James Hardie Industries PLC - ADR	25,000	830,751
Tecnoglass, Inc.	25,634	306,582
United States Lime & Minerals, Inc.	1,000	138,180
		1,275,513
CEMENT & AGGREGATES (1.76%)
Summit Materials, Inc., Class A(a)	8,535	245,723
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS (4.09%)
Lennox International, Inc.	1,700	570,078
DATA CENTER REITS (7.47%)
CyrusOne, Inc.	5,200	378,716
Digital Realty Trust, Inc.	3,368	519,716
Equinix, Inc.	200	144,152
		1,042,584
HEALTH CARE REITS (2.16%)
Physicians Realty Trust	8,000	149,840
Ventas, Inc.	2,750	152,515
		302,355
HOME PRODUCTS STORES (3.66%)
Lowe’s Cos., Inc.	2,600	510,250
HOMEBUILDING (9.19%)
D.R. Horton, Inc.	5,000	491,450
Lennar Corp., Class A	4,000	414,400
NVR, Inc.(a)	50	250,905
Toll Brothers, Inc.	2,000	125,400
		1,282,155
	Shares	Fair Value
COMMON STOCKS (95.67%) – Continued
HOTEL REITS (1.70%)
Ryman Hospitality Properties, Inc.	3,024	$237,838
HOTELS RESORTS & CRUISE LINES (3.11%)
InterContinental Hotels Group PLC - ADR(a)	6,103	433,984
INDUSTRIAL MACHINERY (1.97%)
Techtronic Industries Company Ltd. - ADR	3,000	274,680
INDUSTRIAL REITS (7.46%)
EastGroup Properties, Inc.	1,200	190,392
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,600	398,240
Prologis, Inc.	2,000	233,060
STAG Industrial, Inc.	6,000	219,060
		1,040,752
INFRASTRUCTURE REITS (11.57%)
American Tower Corp., Class A	2,500	636,925
Crown Castle International Corp.	2,000	378,120
SBA Communications Corp., Class A	2,000	599,440
		1,614,485
MORTGAGE FINANCE (2.01%)
Ladder Capital Corp.	9,342	111,076
Redwood Trust, Inc.	15,192	168,783
		279,859
MORTGAGE REITS (1.06%)
Ares Commercial Real Estate Corp.	10,000	147,600
MULTI ASSET CLASS REITS (3.40%)
Washington Real Estate Investment Trust	6,000	139,320
WP Carey, Inc.	4,470	334,758
		474,078
OFFICE REITS (3.54%)
Alexandria Real Estate Equities, Inc.	1,850	335,035
Boston Properties, Inc.	1,450	158,558
		493,593
RESIDENTIAL OWNERS & DEVELOPERS (0.69%)
Cyrela Brazil Realty SA - ADR	22,000	95,920
RETAIL OWNERS & DEVELOPERS (0.20%)
IRSA Propiedades Comerciales SA - ADR	3,140	28,197
RETAIL REITS (3.28%)
National Retail Properties, Inc.	4,000	185,680
STORE Capital Corp.	7,600	272,004
		457,684

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

SCHEDULE OF INVESTMENTS – April 30, 2021 (Unaudited)
Commonwealth Real Estate Securities Fund
	Shares	Fair Value
COMMON STOCKS (95.67%) – Continued
SELF-STORAGE REITS (4.05%)
Extra Space Storage, Inc.	2,500	$371,725
Global Self Storage, Inc.	39,000	193,830
		565,555
SPECIALIZED REITS (6.59%)
Charter Hall Education Trust	86,323	216,140
Gladstone Land Corp.	9,700	203,603
Global Net Lease, Inc.	11,000	211,200
Iron Mountain, Inc.	7,200	288,864
		919,807
TRANSPORT OPERATIONS & SERVICES (1.58%)
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR(a)	1,300	221,130
TOTAL COMMON STOCKS
(COST $6,696,789)		13,349,894
	Shares	Fair Value
MONEY MARKET FUNDS (1.95%)
Federated Hermes Government Obligations Fund, Institutional Class, 0.02%(b)	272,034	$272,034
TOTAL MONEY MARKET FUNDS
(COST $272,034)		272,034

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2021.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

	Number of	Notional	Exercise
Description	Contracts	Amount	Price	Expiration Date	Fair Value
CALL OPTIONS PURCHASED (0.22%)
PotlatchDeltic Corp.	30	$178,080	$50.00	11/19/2021	$30,600
TOTAL CALL OPTIONS PURCHASED
(COST $39,091)					30,600
TOTAL INVESTMENTS — 97.84%
(COST $7,007,914)					13,652,528
OTHER ASSETS IN EXCESS OF LIABILITIES (2.16%)					301,377
NET ASSETS — 100.00%					$13,953,905

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

STATEMENTS OF ASSETS AND LIABILITIES – April 30, 2021 (Unaudited)

	Commonwealth				Commonwealth
	Australia/New		Commonwealth	Commonwealth	Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund
ASSETS
Investments in securities at fair value (cost $9,555,302, $2,856,542, $4,002,435, $8,989,480 and $7,007,914)	$17,746,960	$2,874,977	$6,503,551	$19,053,097	$13,652,528
Foreign currencies, at value (cost $2,029,590, $1,229, $14,480, $– and $–)	2,035,705	1,252	39,213	—	—
Receivable for fund shares sold	17	650	51	290	7,000
Receivable for investments sold	440,471	10,036	652,687	461,135	607,189
Receivable from Advisor	—	3,924	2,823	—	—
Dividends and interest receivable	3,291	2,957	44,099	27,547	10,835
Tax reclaims receivable	—	—	642	3,151	—
Prepaid expenses	17,795	16,023	15,340	20,730	21,042
Total Assets	20,244,239	2,909,819	7,258,406	19,565,950	14,298,594
LIABILITIES
Due to custodian	—	1,865	—	—	21,242
Payable for investments purchased	1,215,023	—	502,932	472,090	283,307
Payable to Advisor	11,617	—	—	11,848	8,424
Distribution (12b-1) fees accrued	5,702	944	2,550	3,391	3,746
Payable to Administrator	16,670	4,372	8,042	16,367	12,448
Payable to trustees	6,285	781	2,488	6,145	4,447
Other accrued expenses	15,212	6,232	11,394	14,171	11,075
Total Liabilities	1,270,509	14,194	527,406	524,012	344,689
NET ASSETS	$18,973,730	$2,895,625	$6,731,000	$19,041,938	$13,953,905
NET ASSETS CONSIST OF:
Paid-in capital	9,074,928	3,394,573	3,919,561	9,714,011	7,258,075
Accumulated earnings (deficit)	9,898,802	(498,948)	2,811,439	9,327,927	6,695,830
NET ASSETS	$18,973,730	$2,895,625	$6,731,000	$19,041,938	$13,953,905
Shares outstanding (unlimited number of shares authorized)	1,190,457	348,175	1,546,261	941,426	673,373
Net asset value, offering and redemption price per share(a)	$15.94	$8.32	$4.35	$20.23	$20.72

(a)	Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 14 calendar days of their purchase. See Note 3 in the Notes to Financial Statements. Par value $0.01, unlimited shares authorized.

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

STATEMENTS OF OPERATIONS – For the six months ended April 30, 2021 (Unaudited)

	Commonwealth				Commonwealth
	Australia/New		Commonwealth	Commonwealth	Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $23,184, $7,547, $8,607, $18,559 and $3,340)	$156,355	$38,522	$47,250	$208,048	$196,584
Interest income	—	331	—	—	—
Total investment income	156,355	38,853	47,250	208,048	196,584
EXPENSES
Investment Advisor	67,269	9,944	26,381	67,966	46,261
Administration	38,793	5,378	15,368	38,588	26,464
Distribution (12b-1)	22,423	3,315	8,794	22,655	15,420
Legal	13,534	1,875	5,428	13,622	9,333
Trustee	12,777	1,769	4,992	12,538	8,571
Audit and tax preparation	11,548	2,012	5,006	11,714	8,120
Registration	10,573	10,110	10,160	10,036	10,667
Insurance	7,471	1,015	3,119	7,749	5,348
Transfer agent	6,528	6,528	6,528	6,528	6,528
Chief Compliance Officer	4,615	637	1,837	4,612	3,152
Custodian	4,389	1,064	2,915	2,186	1,540
Printing	4,036	1,304	1,985	3,725	2,730
Pricing	3,793	3,375	4,041	537	650
Interest expense	31	—	—	—	—
Miscellaneous	10,838	8,488	8,999	10,415	9,358
Total expenses	218,618	56,814	105,553	212,871	154,142
Fees contractually waived and expenses reimbursed by Advisor	—	(33,554)	(43,920)	—	—
Net operating expenses	218,618	23,260	61,633	212,871	154,142
Net investment income (loss)	(62,263)	15,593	(14,383)	(4,823)	42,442
NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment securities transactions	1,882,826	85,590	485,520	286,986	336,555
Foreign currency translations	91,833	55	(419)	—	41
Written option contracts	—	—	—	—	8,139
Total net realized gain	1,974,659	85,645	485,101	286,986	344,735
Net change in unrealized appreciation (depreciation) on:
Investment securities	1,670,941	741,004	40,307	3,455,454	2,845,568
Foreign currency	11,744	1,007	(2,209)	—	—
Purchased option contracts	—	—	—	113,570	(8,491)
Written option contracts	—	—	—	—	(4,539)
Total net change in unrealized appreciation	1,682,685	742,011	38,098	3,569,024	2,832,538
Net realized and change in unrealized gain on investments	3,657,344	827,656	523,199	3,856,010	3,177,273
Net increase in net assets resulting from operations	$3,595,081	$843,249	$508,816	$3,851,187	$3,219,715

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth
	Australia/New Zealand Fund		Africa Fund
	For the Six Months		For the Six Months
	Ended	For the Year	Ended	For the Year
	April 30, 2021	Ended	April 30, 2021	Ended
	(Unaudited)	October 31, 2020	(Unaudited)	October 31, 2020
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS:
Net investment income (loss)	$(62,263)	$4,500	$15,593	$15,189
Net realized gain (loss)	1,974,659	(197,442)	85,645	(189,194)
Net change in unrealized appreciation (depreciation)	1,682,685	543,140	742,011	(401,917)
Change in net assets resulting from operations	3,595,081	350,198	843,249	(575,922)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Earnings	(19,585)	(1,008,985)	(62,447)	(74,157)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	1,092,458	1,784,485	218,215	195,944
Reinvestment of distributions	19,347	1,000,292	62,323	74,011
Amount paid for shares redeemed	(926,064)	(3,179,251)	(193,284)	(224,824)
Redemption fees	10	—	12	236
Change in net assets resulting from capital transactions	185,751	(394,474)	87,266	45,367
Net Increase (Decrease) in Net Assets	3,761,247	(1,053,261)	868,068	(604,712)
NET ASSETS:
Beginning of period	15,212,483	16,265,744	2,027,557	2,632,269
End of period	$18,973,730	$15,212,483	$2,895,625	$2,027,557
SHARE TRANSACTIONS:
Shares sold	72,789	151,852	28,933	31,229
Shares issued in reinvestment of distributions	1,281	76,184	8,233	9,026
Shares redeemed	(60,866)	(270,812)	(24,427)	(38,984)
Change in shares outstanding	13,204	(42,776)	12,739	1,271

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

STATEMENTS OF CHANGES IN NET ASSETS

Commonwealth		Commonwealth		Commonwealth
Japan Fund		Global Fund		Real Estate Securities Fund
For the Six Months		For the Six Months		For the Six Months
Ended	For the Year	Ended	For the Year	Ended	For the Year
April 30, 2021	Ended	April 30, 2021	Ended	April 30, 2021	Ended
(Unaudited)	October 31, 2020	(Unaudited)	October 31, 2020	(Unaudited)	October 31, 2020

$(14,383)	$(20,461)	$(4,823)	$(74,050)	$42,442	$(24,871)
485,101	(149,227)	286,986	(696,296)	344,735	(293,156)
38,098	15	3,569,024	1,025,950	2,832,538	(1,157,188)
508,816	(169,673)	3,851,187	255,604	3,219,715	(1,475,215)

—	—	—	—	—	(108,233)

305,832	426,295	43,406	280,757	99,782	494,529
—	—	—	—	—	107,821
(416,592)	(415,854)	(449,741)	(932,779)	(155,993)	(742,500)
—	—	—	17	—	6
(110,760)	10,441	(406,335)	(652,005)	(56,211)	(140,144)
398,056	(159,232)	3,444,852	(396,401)	3,163,504	(1,723,592)

6,332,944	6,492,176	15,597,086	15,993,487	10,790,401	12,513,993
$6,731,000	$6,332,944	$19,041,938	$15,597,086	$13,953,905	$10,790,401

68,250	108,937	2,215	17,479	5,306	30,985
—	—	—	—	—	5,876
(93,495)	(112,185)	(23,562)	(64,446)	(8,572)	(49,142)
(25,245)	(3,248)	(21,347)	(46,967)	(3,266)	(12,281)

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

FINANCIAL HIGHLIGHTS
Commonwealth Australia/New Zealand Fund

Selected data for a share outstanding during each of the periods indicated:

	For the		For the Year		For the Year	For the Year	For the Year	For the Year
	Six Months		Ended		Ended	Ended	Ended	Ended
	Ended		October 31,		October 31,	October 31,	October 31,	October 31,
	April 30, 2021		2020(a)		2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$12.92		$13.33		$12.85	$13.13	$12.44	$10.46
Change in net assets from operations:
Net investment income (loss)	(0.05)		0.01		0.10	0.12	0.13	0.21
Net realized and unrealized gain (loss) from investments	3.09		0.41		0.68	(0.32)	0.87	2.08
Total from investment activities	3.04		0.42		0.78	(0.20)	1.00	2.29
Distributions:
Net investment income	(0.02)		(0.07)		(0.08)	(0.08)	(0.31)	(0.31)
Net realized gains	—		(0.76)		(0.22)	—	—	—
Total distributions	(0.02)		(0.83)		(0.30)	(0.08)	(0.31)	(0.31)
Redemption fees	—		—		—	— (b)	— (b)	— (b)
Net asset value, end of period	$15.94		$12.92		$13.33	$12.85	$13.13	$12.44
Total Return	23.51	% (c)	3.05%		6.45%	(1.55)%	8.25%	22.51%
Net assets, at end of period (000 omitted)	$18,974		$15,212		$16,266	$18,167	$20,845	$19,273
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.43	% (d)	2.60	% (e)	2.69%	2.41%	2.59%	2.84%
Ratio of gross expenses before waivers and/or reimbursements	2.43	% (d)	2.70%		2.69%	2.41%	2.59%	2.84%
Ratio of net investment income (loss) to average net assets	(0.69	)% (d)	0.03%		0.75%	0.82%	0.95%	1.92%
Portfolio turnover rate	16	% (c)	4%		6%	14%	31%	26%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Rounds to less than $0.005 per share.

(c)	Not annualized.

(d)	Annualized.

(e)	The ratio of net expenses include $13,438 in voluntary advisory waivers representing (0.10)%. For the period from May 12, 2020 to October 31, 2020, the Advisor voluntarily agreed to waive 0.20% of the Management Fee for the Fund. This voluntary waiver is not subject to recoupment.

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

FINANCIAL HIGHLIGHTS
Africa Fund

Selected data for a share outstanding during each of the periods indicated:

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months		Ended	Ended	Ended	Ended	Ended
	Ended		October 31,	October 31,	October 31,	October 31,	October 31,
	April 30, 2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$6.04		$7.88	$7.95	$9.00	$8.25	$8.45
Change in net assets from operations:
Net investment income	0.04		0.04	0.26	0.04	0.03	0.05
Net realized and unrealized gain (loss) from investments	2.42		(1.66)	(0.29)	(1.05)	0.77	(0.20)
Total from investment activities	2.46		(1.62)	(0.03)	(1.01)	0.80	(0.15)
Distributions:
Net investment income	(0.18)		(0.22)	(0.04)	(0.04)	(0.05)	(0.05)
Total distributions	(0.18)		(0.22)	(0.04)	(0.04)	(0.05)	(0.05)
Redemption fees	—		— (a)	—	— (a)	— (a)	—
Net asset value, end of period	$8.32		$6.04	$7.88	$7.95	$9.00	$8.25
Total Return	41.03	% (b)	(21.30)%	(0.36)%	(11.30)%	9.82%	(1.67)%
Net assets, at end of period (000 omitted)	$2,896		$2,028	$2,632	$2,771	$2,766	$2,399
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75	% (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses before waivers and/or reimbursements	4.27	% (c)	5.04%	4.35%	2.99%	3.29%	4.04%
Ratio of net investment income to average net assets	1.17	% (c)	0.69%	3.14%	0.47%	0.38%	0.67%
Portfolio turnover rate	5	% (b)	9%	5%	4%	12%	13%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

FINANCIAL HIGHLIGHTS
Commonwealth Japan Fund

Selected data for a share outstanding during each of the periods indicated:

	For the		For the Year	For the Year	For the Year	For the Year	For the Year
	Six Months		Ended	Ended	Ended	Ended	Ended
	Ended		October 31,	October 31,	October 31,	October 31,	October 31,
	April 30, 2021		2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$4.03		$4.12	$3.66	$3.82	$3.38	$3.30
Change in net assets from operations:
Net investment loss	(0.01)		(0.01)	(0.01)	(0.01)	(0.02)	(0.03)
Net realized and unrealized gain (loss) from investments	0.33		(0.08)	0.47	(0.15)	0.46	0.11
Total from investment activities	0.32		(0.09)	0.46	(0.16)	0.44	0.08
Redemption fees	—		—	— (a)	— (a)	—	—
Net asset value, end of period	$4.35		$4.03	$4.12	$3.66	$3.82	$3.38
Total Return	7.94	% (b)	(2.18)%	12.57%	(4.19)%	13.02%	2.42%
Net assets, at end of period (000 omitted)	$6,731		$6,333	$6,492	$5,780	$5,376	$4,888
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	1.75	% (c)	1.75%	1.75%	1.75%	1.75%	2.03	% (d)
Ratio of gross expenses before waivers and/or reimbursements	3.00	% (c)	3.29%	3.24%	2.66%	2.88%	3.22%
Ratio of net investment loss to average net assets	(0.41	)% (c)	(0.34)%	(0.25)%	(0.40)%	(0.48)%	(0.54)%
Portfolio turnover rate	11	% (b)	15%	10%	1%	14%	4%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

(d)	Effective March 1, 2016, the Fund’s Board approved a fee reduction agreement between the Trust and FCA Corp that limits Fund expenses to 1.50% of average net assets, exclusive of the 0.25% distribution fee.

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

FINANCIAL HIGHLIGHTS
Commonwealth Global Fund

Selected data for a share outstanding during each of the periods indicated:

	For the		For the Year		For the Year	For the Year	For the Year	For the Year
	Six Months		Ended		Ended	Ended	Ended	Ended
	Ended		October 31,		October 31,	October 31,	October 31,	October 31,
	April 30, 2021		2020		2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$16.20		$15.84		$14.75	$15.33	$13.97	$13.95
Change in net assets from operations:
Net investment loss	(0.01)		(0.08)		(0.02)	(0.07)	(0.08)	(0.07)
Net realized and unrealized gain (loss) from investments	4.04		0.44		1.13	(0.51)	2.04	0.09
Total from investment activities	4.03		0.36		1.11	(0.58)	1.96	0.02
Distributions:
Net realized gains	—		—		(0.02)	—	(0.60)	—
Total distributions	—		—		(0.02)	—	(0.60)	—
Redemption fees	—		—	(a)	—	—	—	— (a)
Net asset value, end of period	$20.23		$16.20		$15.84	$14.75	$15.33	$13.97
Total Return	24.88	% (b)	2.27%		7.57%	(3.78)%	14.60%	0.14%
Net assets, at end of period (000 omitted)	$19,042		$15,597		$15,993	$15,160	$16,274	$14,645
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.34	% (c)	2.47	% (d)	2.52%	2.39%	2.53%	2.92%
Ratio of gross expenses before waivers and/or reimbursements	2.34	% (c)	2.56%		2.52%	2.39%	2.53%	2.92%
Ratio of net investment loss to average net assets	(0.05	)% (c)	(0.49)%		(0.15)%	(0.45)%	(0.53)%	(0.48)%
Portfolio turnover rate	3	% (b)	8%		8%	6%	11%	45%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

(d)	The ratio of net expenses include $14,458 in voluntary advisory waivers representing (0.09)%. For the period from May 12, 2020 to October 31, 2020, the Advisor voluntarily agreed to waive 0.20% of the Management Fee for the Fund. This voluntary waiver is not subject to recoupment.

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

FINANCIAL HIGHLIGHTS
Commonwealth Real Estate Securities Fund

Selected data for a share outstanding during each of the periods indicated:

	For the		For the Year		For the Year	For the Year	For the Year	For the Year
	Six Months		Ended		Ended	Ended	Ended	Ended
	Ended		October 31,		October 31,	October 31,	October 31,	October 31,
	April 30, 2021		2020		2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$15.95		$18.16		$15.35	$16.68	$14.41	$14.62
Change in net assets from operations:
Net investment income (loss)	0.06		(0.04)		0.05	0.02	— (a)	— (a)
Net realized and unrealized gain (loss) from investments	4.71		(2.01)		2.87	(1.29)	2.27	— (a)
Total from investment activities	4.77		(2.05)		2.92	(1.27)	2.27	—
Distributions:
Net investment income	—		(0.07)		(0.04)	—	—	—
Net realized gains	—		(0.09)		(0.07)	(0.06)	—	(0.21)
Total distributions	—		(0.16)		(0.11)	(0.06)	—	(0.21)
Redemption fees	—		—	(a)	—	—	—	—
Net asset value, end of period	$20.72		$15.95		$18.16	$15.35	$16.68	$14.41
Total Return	29.91	% (b)	(11.42)%		19.17%	(7.66)%	15.75%	0.07%
Net assets, at end of period (000 omitted)	$13,954		$10,790		$12,514	$10,696	$11,163	$9,565
Ratios and Supplemental Data:
Ratio of net expenses to average net assets	2.49	% (c)	2.63	% (d)	2.61%	2.48%	2.61%	2.93%
Ratio of gross expenses before waivers and/or reimbursements	2.49	% (c)	2.72%		2.61%	2.48%	2.61%	2.93%
Ratio of net investment income (loss) to average net assets	0.69	% (c)	(0.22)%		0.28%	0.12%	—%	(0.01)%
Portfolio turnover rate	3	% (b)	11%		11%	20%	13%	12%

(a)	Rounds to less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

(d)	The ratio of net expenses include $10,164 in voluntary waivers representing (0.09)%. For the period from May 12, 2020 to October 31, 2020, the Advisor voluntarily agreed to waive 0.20% of the Management Fee for the Fund. This voluntary waiver is not subject to recoupment.

See accompanying notes to financial statements.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

NOTES TO FINANCIAL STATEMENTS – April 30, 2021 (Unaudited)

Note 1 − Organization

Commonwealth International Series Trust (the ’‘Trust’’) was organized as a Massachusetts business trust on May 2, 1986, and is registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’), as an open-end management investment company. The Trust currently consists of five diversified series: the Commonwealth Australia/New Zealand Fund (the ’‘Australia/New Zealand Fund’’), the Africa Fund, the Commonwealth Japan Fund (the ’‘Japan Fund’’), the Commonwealth Global Fund (the ’‘Global Fund’’) and the Commonwealth Real Estate Securities Fund (the ’‘Real Estate Securities Fund’’) (each a ’‘Fund’’ and collectively the ’‘Funds’’).

Note 2 − Investment Objectives

Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e., Australia/New Zealand, Africa, Japan or Real Estate).

Note 3 − Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A) Valuation of Securities − Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost only if the Trust can reasonably conclude, at each time it makes a valuation determination, that the amortized cost value of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met (trigger). The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. For the Australia/New Zealand Fund and Japan Fund, the trigger is based on a comparison between the S&P 500® Futures Index at

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

NOTES TO FINANCIAL STATEMENTS – April 30, 2021 (Unaudited) – (Continued)

the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. For the Africa Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

B) Fair Value Measurements − The Funds’ investments have been categorized by tiers dependent upon the various ’‘inputs’’ used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 − unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3 − significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds - Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds - The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased Options - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy. If there is no reported close price on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price. In this instance, the securities would generally be categorized as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

NOTES TO FINANCIAL STATEMENTS – April 30, 2021 (Unaudited) – (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2021:

	Australia/New Zealand Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$17,459,973	$22,920	$—	$17,482,893
Money Market Funds	264,067	—	—	264,067
Total	$17,724,040	$22,920	$—	$17,746,960

	Africa Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(a)	$2,704,891	$—	$—	(b)	$2,704,891
Exchange-Traded Funds	170,086	—	—		170,086
Total	$2,874,977	$—	$—		$2,874,977

	Japan Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$6,480,933	$—	$—	$6,480,933
Money Market Funds	22,618	—	—	22,618
Total	$6,503,551	$—	$—	$6,503,551

	Global Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$18,220,285	$456,056	$—	$18,676,341
Money Market Funds	193,606	—	—	193,606
Call Options Purchased	12,150	171,000	—	183,150
Total	$18,426,041	$627,056	$—	$19,053,097

	Real Estate Securities Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$13,253,974	$95,920	$—	$13,349,894
Money Market Funds	272,034	—	—	272,034
Call Options Purchased	—	30,600	—	30,600
Total	$13,526,008	$126,520	$—	$13,652,528

(a)	All sub-categories within Common Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry or country, please refer to the Schedules of Investments.

(b)	Consists of the holding: Comair Ltd.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

NOTES TO FINANCIAL STATEMENTS – April 30, 2021 (Unaudited) – (Continued)

The fair valued security (Level 3) held in the Africa Fund consisted of Comair Ltd., an airline based in South Africa. A series of events occurred that resulted in the halting of the shares from trading on the Johannesburg exchange and a fair value determination of $0 as of April 30, 2021. The factors considered in determining the fair value included the nature of the cause for the halt in trading, financial statement analysis and other relevant matters affecting the value of the company.

The following are a summary of the Australia/New Zealand Fund and Africa Fund Level 3 reconciliations as of April 30, 2021:

Australia/New Zealand Fund
Balance as of October 31, 2020	$9,535
Change in unrealized appreciation (depreciation)	—
Transfers in to Level 3	—
Transfers out of Level 3	(9,535)
Balance as April 30, 2021	$—

Africa Fund
Balance as of October 31, 2020	$524
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers in to Level 3	—
Transfers out of Level 3	(524)
Balance as April 30, 2021	$—

C) Currency Translation − For purposes of determining each Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

D) Allocations of Expenses − Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

E) Accounting for Investments − Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs, which may include return of capital, during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

NOTES TO FINANCIAL STATEMENTS – April 30, 2021 (Unaudited) – (Continued)

and premiums on bonds purchased are amortized over the life of the bonds (which may include maturity or call date). Interest income and estimated expenses are accrued daily. Non-cash income, if any, is recorded at the fair market value of the securities received.

F) Federal Income Taxes − It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

G) Distributions to Shareholders − The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryforwards) annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and deferrals of certain losses.

H) Redemption Fees − Redemption fees are applicable to certain redemptions of shares within fourteen calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short-term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when shares are sold, exchanged or involuntarily redeemed. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the six months ended April 30, 2021, the Australia/New Zealand Fund and the Africa Fund had contributions to capital due to redemption fees in the amount of $10 and $12, respectively.

I) Option Accounting Principles − A Fund may purchase or write put or call options on futures contracts, individual securities, currencies or stock indices to hedge against fluctuations in securities prices and currency exchange rates and to adjust its risk exposure relative to the benchmark. The Fund may use these derivatives for any purpose consistent with its investment objective, such as hedging, obtaining market exposure, and generating premium income.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

NOTES TO FINANCIAL STATEMENTS – April 30, 2021 (Unaudited) – (Continued)

When a Fund writes an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

When a Fund purchases an option, the premium paid is recorded as an asset. Each day, the option contract is valued in accordance with the procedures for security valuation discussed previously. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

J) Forward Currency Contracts − Forward currency transactions may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Other risks of forward currency transactions include failing to achieve expected benefit, markets moving in a direction that the Funds did not expect, a Fund’s ability to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. During and as of the six months ended April 30, 2021, the Funds held no foreign currency contracts.

K) Use of Estimates − The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

Note 4 − Related Party Transactions and Other Arrangements

A) Investment Advisor − The Trust, on behalf of each Fund, has retained FCA Corp as the Funds’ investment advisor (the “Advisor”). Under each Fund’s Investment Advisory Agreement, the Advisor is paid a fee (the “Management Fee”), calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of each Fund.

The Advisor entered into an expense limitation agreement through February 28, 2022, under which it has agreed to limit the total expenses of the Africa Fund and the Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% and 1.50% of the average daily net assets of the Africa Fund and the Japan Fund, respectively. The Advisor may not terminate this arrangement prior to February 28, 2022, unless the investment advisory agreement is terminated. The Africa Fund and the Japan Fund each have agreed to repay the Advisor for amounts waived by the Advisor pursuant to the fee waiver agreement to the extent that such repayment occurs within three fiscal years of the date of any such

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NOTES TO FINANCIAL STATEMENTS – April 30, 2021 (Unaudited) – (Continued)

waiver and such repayment does not cause the Africa Fund or the Japan Fund to exceed the expense limitation in place at the time the fee was waived. As of April 30, 2021, the Advisor may seek repayment of investment advisory fee waivers and expense reimbursements in the amounts as follows:

Recoverable Through	Africa Fund	Japan Fund
October 31, 2021	$20,852	$28,184
October 31, 2022	72,515	87,704
October 31, 2023	72,334	94,164
April 30, 2024	33,554	43,920

Certain officers of the Trust are also officers of the Advisor.

B) Administration, Fund Accounting and Transfer Agent – Ultimus Fund Solutions, LLC (the “Administrator”) serves as the administrator, transfer agent and fund accountant to the Funds. For these services, the Administrator receives fees computed at an annual rate of the daily net assets of the Funds, subject to a minimum annual contractual fee. Certain officers of the Trust are also employees of the Administrator, but are paid no fees directly by the Funds for serving as an officer of the Trust.

C) Distribution – Ultimus Fund Distributors, LLC (the “Distributor”), an affiliate of the Administrator, serves as the principal underwriter for the shares of each Fund of the Trust and receives an annual contractual fee.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Funds’ assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Funds’ and the servicing of the Funds shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. These amounts are disclosed on the Statements of Operations under Distribution (12b-1) fees. While the plans permit each Fund to pay up to 0.35% of its average daily net assets to reimburse for certain expenses in connection with the distribution of its shares, the Board has currently authorized each Fund to pay out only 0.25% under its Plan. If the Board’s intention changes on this matter, the Funds will amend or supplement their prospectus. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

D) Legal Counsel − Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the managing partner of Practus, LLP, but he receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

Note 5 − Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) by the Funds for the six months ended April 30, 2021, were as follows:

	Purchases	Sales
Australia/New Zealand Fund	$2,652,441	$3,148,591
Africa Fund	196,285	131,000
Japan Fund	716,571	943,117
Global Fund	472,090	871,706
Real Estate Securities Fund	358,331	799,689

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NOTES TO FINANCIAL STATEMENTS – April 30, 2021 (Unaudited) – (Continued)

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2021.

Note 6 − Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds may trade and hold certain derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

These financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statements of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian. In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying security price rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

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NOTES TO FINANCIAL STATEMENTS – April 30, 2021 (Unaudited) – (Continued)

Note 7 − Derivatives

The Funds’ use of derivatives for the six months ended April 30, 2021, was limited to purchased and written options. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds.

	Statements of Assets and Liabilities		Statements of Operations
Fund/Financial Instrument Type	Location of Asset/Liability Derivatives	Value	Location of Gain (Loss) on Derivatives Recognized	Amount of Realized Gain (Loss)	Amount of Unrealized Gain (Loss)
Global Fund
Equity Contracts	Investments in securities at value (purchased options)	$183,150	Net realized gain from written option contracts	$—

			Net change in unrealized appreciation (depreciation) on purchased option contracts		$113,570

			Net change in unrealized appreciation (depreciation) on written option contracts		—

Real Estate Securities Fund
Equity Contracts	Investments in securities at value (purchased options)	30,600	Net realized gain from written option contracts	8,139

			Net change in unrealized appreciation (depreciation) on purchased option contracts		(8,491)

			Net change in unrealized appreciation (depreciation) on written option contracts		(4,539)

Balance Sheet Offsetting Information − During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of April 30, 2021, the Funds were not invested in any portfolio securities or derivatives that could be netted subject to netting arrangements.

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NOTES TO FINANCIAL STATEMENTS – April 30, 2021 (Unaudited) – (Continued)

The following summarizes the average ending monthly market value of derivatives outstanding during the six months ended April 30, 2021:

		Average
Fund	Derivative	Market Value
Global Fund	Purchased options	$147,592
	Written options	—
Real Estate Securities Fund	Purchased options	5,100
	Written options	(717)

Note 8 – Tax Matters

At April 30, 2021, the gross unrealized appreciation (depreciation) on investments, foreign currency translations, options written and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New				Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund
Gross unrealized appreciation	$9,016,135	$676,477	$2,681,100	$10,224,053	$6,782,327
Gross unrealized depreciation	(824,477)	(707,475)	(183,333)	(160,436)	(141,556)
Net unrealized appreciation (depreciation) on investments	$8,191,658	$(30,998)	$2,497,767	$10,063,617	$6,640,771
Tax cost of investments	$9,555,302	$2,905,975	$4,005,784	$8,989,480	$7,011,757

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (’‘PFICs’’).

As of October 31, 2020, the Funds’ most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Australia/New				Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund
Undistributed ordinary income	$19,585	$62,445	$—	$—	$—
Undistributed long-term capital gains	—	—	—	—	—
Tax accumulated earnings	19,585	62,445	—	—	—
Accumulated capital and other losses	(212,528)	(569,154)	(155,129)	(1,017,853)	(332,118)
Unrealized appreciation (depreciation) on investments	6,520,717	(772,002)	2,457,460	6,494,593	3,803,694
Unrealized appreciation (depreciation) on written options	—	—	—	—	4,539
Unrealized appreciation (depreciation) on foreign currency translations	(4,468)	(1,039)	292	—	—
Total accumulated earnings (deficit)	$6,323,306	$(1,279,750)	$2,302,623	$5,476,740	$3,476,115

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

NOTES TO FINANCIAL STATEMENTS – April 30, 2021 (Unaudited) – (Continued)

The tax character of distributions paid during the tax year ended October 31, 2020 was as follows:

	Australia/New
	Zealand Fund	Africa Fund	Real Estate Fund
	Year Ended	Year Ended	Year Ended
	October 31, 2020	October 31, 2020	October 31, 2020
Distributions paid from:
Ordinary income	$82,589	$74,157	$56,534
Net long-term capital gains	926,396	—	51,699
Tax return of capital	—	—	—
Total distributions paid	$1,008,985	$74,157	$108,233

During the tax year ended October 31, 2020, the Japan Fund and Global Fund did not pay any distributions.

As of October 31, 2020, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Australia/New
	Zealand Fund		Africa Fund
	Short-Term	Long-Term	Short-Term	Long-Term
For losses expiring October 31,
Non-Expiring	$10,464	$202,064	$10,977	$558,177

	Japan Fund		Global Fund		Real Estate Fund
	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term
For losses expiring October 31,
Non-Expiring	$64,305	$83,778	$165,990	$788,918	$285,275	$—

Capital loss carryforwards are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

As of October 31, 2020, the Japan Fund, Global Fund and Real Estate Fund had $7,046, $51,652, and $46,843, respectively, of qualified late-year ordinary losses, which were deferred until fiscal year 2020 for tax purposes. Net late-year losses incurred after December 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

Note 9 − Revolving Credit Agreement

The Trust has in place an Amended and Restated Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust, on behalf of the Funds, from time to time. The Agreement provides a line of credit in an amount of up to $2,000,000 (the “Committed Amount”) for the Trust with respect to all of the Funds. The Agreement further limits the amount that any Fund may borrow subject to the requirements specified by the 1940 Act, which generally permits a fund to borrow and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a fund, the fund will reduce its borrowings within three days to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a fund to borrow for temporary

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NOTES TO FINANCIAL STATEMENTS – April 30, 2021 (Unaudited) – (Continued)

purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. The terms of the agreement include a non-refundable commitment fee annually in an amount equal to $2,000. Any principal balance outstanding bears interest at the prime rate in effect at the time plus 0% and any amounts not drawn will be assessed unused fees at the rate of 0.275%.

The average amount of borrowings for the days which the Funds borrowed and the average interest rate on those borrowings by the Funds during the six months ended April 30, 2021, were as follows:

	Average Principal	Average Interest Rate
Australia/New Zealand Fund	$ 113,409	3.25%

During the six months ended April 30, 2021, the Australia/New Zealand Fund Fund paid $31 in interest on borrowings and overdrafts. There were no borrowings outstanding under the Agreement as of April 30, 2021. The Funds only utilize the line of credit for draws greater than $50,000.

Note 10 − Contractual Obligations

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. Currently however, the Funds expect the risk of loss to be remote.

Note 11 − Concentration of Market Risk

The Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand issuers, the Africa Fund invests primarily in securities issued by African issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand, Africa or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand, Africa or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

As of April 30, 2021, the Australia/New Zealand Fund held approximately 16% of its net assets in South Port New Zealand Ltd. Due to the large position, an increase or decrease in the value of this security may have a greater impact on the Australia/New Zealand Fund’s net asset value and total return than if the Australia/New Zealand Fund did not focus as much in this particular security.

The Africa Fund may be exposed to additional risks by focusing its investments on issuers in African countries to which other funds invested in securities of issuers in a broader region may not be exposed. The Africa Fund is highly dependent on the state of economics of countries throughout Africa and, in particular Sub-Saharan countries. Changes in economics, tax policies, inflation rates, governmental instability, war or other political or economic factors may affect (positively or negatively) the Fund’s investments.

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NOTES TO FINANCIAL STATEMENTS – April 30, 2021 (Unaudited) – (Continued)

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income and maintaining their exemption from registration under the 1940 Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

Note 12 − Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2021 (Unaudited)

FCA Corp (“FCA” or “Advisor”) supervises the investments of the following series portfolios (each may be referred to herein as a “Fund” or collectively as the “Funds”) of the Commonwealth International Series Trust (the “Trust”): the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, (the “Africa Fund”) the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Fund”) pursuant to the Investment Advisory Agreements (each an “Agreement” and collectively, the “Agreements”) between the Advisor and the Trust with respect to each Fund. At the quarterly meeting of the Board of Trustees (the “Board”) of the Trust that was held on March 17, 2021, the Trustees, including a majority of the trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”), unanimously approved the renewal of the Agreements for another one year term. It was noted that pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) as a result of the COVID-19 pandemic, the Board was permitted to telephonically approve the renewal of the Agreements which normally require approval at a meeting of the Board held in-person, provided that such approvals were ratified at the Board’s next meeting held in-person.

Legal Counsel reviewed with the Board his memorandum and summarized to the Trustees, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of each Agreement. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of each Agreement, including the Gartenberg and Harris cases. Discussion included a review of the following material factors with respect to each of the Funds: (i) the nature, extent, and quality of the services provided by FCA; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) FCA’s practices regarding possible conflicts of interest. Counsel noted that the continuation of the Agreements were discussed during meetings of the Governance, Nomination and Compensation Committee (“GNC Committee”) held as follows: during a meeting of the GNC Committee held on February 26, 2021; at a meeting of the GNC Committee held prior to the Board Meeting on March 17, 2021 during which time the Independent Trustees of the Trust met with Mr. Scharar of FCA; and at various other times that the Independent Trustees met informally.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process. The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of each Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by FCA; (ii) quarterly assessments of the investment performance of the Funds by personnel of FCA; (iii) commentary on the reasons for each Fund’s performance; (iv) presentations by the Funds’ portfolio managers addressing FCA’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and FCA; and (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of FCA. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about FCA, including financial information on FCA and the parent company of FCA (First Commonwealth Holdings), a description of personnel and the services provided to each Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, insurance coverages and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; (iii) the effect of size on the Funds’ performance and expenses; (iv) FCA’s efforts

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2021 (Unaudited) – (Continued)

to promote and market the Funds; and (v) benefits to be realized by FCA from its relationship with the Funds (collectively, the “15(c) Materials”). In their deliberations, the Board did not identify any particular factor that was most important in its consideration to approve the continuation of the Agreements and each Trustee may have afforded different weight to the various factors that are specifically required to be considered for purposes of disclosure in the Funds’ next set of financial statements.

Nature, Extent and Quality of the Services Provided by FCA

In considering the nature, extent, and quality of the services provided by FCA, the Trustees reviewed the responsibilities of FCA under each Agreement. The Trustees reviewed the services being provided by FCA to each Fund including, without limitation: (i) the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); (ii) its process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; (iii) its coordination of services for the Funds among the service providers and the Independent Trustees; and (iv) its efforts to promote and market the Funds and grow each Fund’s assets. The Trustees noted FCA’s continuity of, and commitment to, retain qualified personnel and FCA’s commitment to maintain and enhance its resources and systems; the commitment of FCA’s personnel to finding alternatives and options that allow the Funds to maintain their goals; and FCA’s continued cooperation with the Independent Trustees, the Chief Compliance Officer and Counsel for the Funds. The Trustees evaluated FCA’s personnel, including each person’s education and experience. The Trustees noted that several of the officers of the Trust, including the Principal Executive Officer and President for the Trust were employees of FCA, and they served the Trust without additional compensation. The Trustees noted the continued efforts of FCA in marketing the Funds. The Trustees considered the growth of the Funds during short- and long-term periods, both in terms of new sales and organically from positive performance. In this regard, the Trustees noted and considered future plans discussed by FCA to promote sales and growth in the Funds. After reviewing the foregoing information and further information in the 15(c) Materials (including FCA’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by FCA were satisfactory and adequate for the Funds.

Investment Performance of the Funds and FCA

In considering the investment performance of the Funds and FCA, the Trustees compared the short- and long-term performance of each Fund with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data. The Trustees also considered the consistency of FCA’s management of the Funds with the investment objectives and policies. The Trustees considered that FCA did not have other accounts that were managed in a manner similar to any of the Funds. With respect to both the Australia/New Zealand Fund and the Africa Fund, the Trustees indicated their belief that the investment strategy of each Fund made it difficult to compare the investment performance of the Fund to other mutual funds. The Trustees noted that there were no other registered investment companies that FCA was able to identify that had the same investment objective and strategies as the Australia/New Zealand Fund and the Africa Fund. Additionally, with regard to the Morningstar peer group comparative data presented, the Trustees discussed the peer group category assignments and the appropriateness of those comparisons. It was noted that Morningstar had categorized both the Australia/New Zealand Fund and the Africa Fund in the Miscellaneous Region peer group category (“Morningstar MR Category”). The Trustees further noted that an alternate Morningstar peer group category of Emerging Markets (“Morningstar EM Category”) was presented for comparison of the Africa Fund, and the Trustees considered the appropriateness of this comparison. The Trustees discussed the Advisor’s explanation as to why the Morningstar MR Category is not a true reflection of peer funds for the Africa Fund. In their discussions of each Fund’s performance, the Trustees considered the Advisor’s perspective and explanation with regard

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2021 (Unaudited) – (Continued)

to implementation of each Fund’s investment strategy, which included the Advisor’s management of risk relative to returns. The Trustees also discussed the comparison of each Fund’s performance to its respective benchmark index as an appropriate supplemental tool to measure the overall performance of the Funds. At the conclusion of the discussion, the Trustees agreed that the unique and specific foreign investment strategies of the Funds do not fit well into predefined Morningstar peer group categories, and that there are flaws to take into consideration with regard to a comparison of the Funds versus its respective broad-based benchmark index.

With respect to the Australia/New Zealand Fund, the Trustees considered the overall relative performance of the Fund on a short- and long-term basis in comparison to the Morningstar MR Category. They also noted that the Australia/New Zealand Fund outperformed the Morningstar MR Category average and median for the one-, three-, five, and ten-year periods ended December 31, 2020. The Trustees observed that the Australia/New Zealand Fund outperformed the Australian All Ordinaries Index for the one- and ten-year periods and underperformed for the three- and five-year periods ended January 31,2021. The Australia/New Zealand Fund underperformed the NZX 50 Index for the one-, three-, five-, and ten-year periods ended January 31, 2021.

With respect to the Africa Fund, the Trustees reviewed the Africa Fund’s performance compared to the Morningstar EM Category on a short- and long-term basis. The Trustees noted the fact that the Africa Fund underperformed the average and median of the Morningstar EM Category for the one-, three-, and five-year periods ended December 31, 2020. The Trustees observed that the Africa Fund underperformed both of its indices for the one-, three- and five-year and since inception periods ended January 31, 2021.

With respect to the Japan Fund, the Trustees noted the overall relative performance the Fund on a short- and long-term basis in comparison to one index and the Morningstar Japan Stock Category (“Morningstar JS Category”). The Trustees took note that the Japan Fund outperformed the average and median of the Morningstar JS Category for the one-, three-, five- and ten-year periods ended December 31, 2020, with the exception of the category median for the five-year period ended December 31, 2020. The Trustees noted that the Japan Fund underperformed its comparative index for the one-, three-, five-, and ten-year periods ended January 31, 2021.

With respect to the Global Fund, the Trustees reviewed the Global Fund’s performance compared to one index and the Morningstar World Stock Category (“Morningstar WS Category”) on a short- and long-term basis. Further, the Trustees found that the Global Fund outperformed the average and median of the Morningstar WS Category for the one-, three-, and five-year periods, but underperformed for the ten-year period ended December 31, 2020. The Trustees observed that the Fund had outperformed its index for the one-year period ended January 31, 2021 and underperformed its index for the three-, five- and ten-year periods ended January 31, 2021.

With respect to the Real Estate Fund, the Trustees reviewed the Real Estate Fund’s performance compared to one index and the Morningstar Real Estate Funds Category (“Morningstar RE Category”) on a short- and long-term basis. The Trustees noted that the Real Estate Fund outperformed the average and median of the Morningstar RE Category for the one- and five-year period ended December 31, 2020, but underperformed the average and median of the same Morningstar category for the three- and ten-year periods ended December 31, 2020. The Trustees noted that the Real Estate Fund outperformed its comparative index for the one- and five-year periods ended January 31, 2021, but underperformed its comparative index for the three- and ten-year periods ended January 31, 2021.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2021 (Unaudited) – (Continued)

After reviewing and discussing the short- and long-term investment performance of the Funds further, FCA’s experience managing the Funds, FCA’s historical investment performance, the Advisor’s management of risk relative to returns, discussion with the Advisor regarding future plans with respect to Fund performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that continuation of each Fund’s Agreement was acceptable in light of each Fund’s investment performance.

Costs of the Services to be Provided and Profits to be Realized by FCA

In considering the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds, the Trustees considered: (1) a discussion with FCA regarding its financial condition and the level of commitment to the Funds and FCA by the principals of FCA; (2) the asset level of each of the Funds; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee payments. It was noted that the Trustees requested information from FCA regarding its financial status, but management of FCA noted that the audited financials of FCA were delayed this year in light of the global pandemic. Due to this delay, Mr. Scharar provided a verbal overview of the financial condition of FCA and satisfactorily addressed the Trustees questions regarding FCA’s financial condition. Although the audited financials had been delayed, the Trustees were comfortable with the representations made by Mr. Scharar due to the longstanding relationship between the parties. The Trustees also considered potential benefits for FCA in managing the Funds. In addition, the Trustees discussed the Advisor’s efforts to negotiate favorable fees with various service providers and third-party vendors for the benefit of the Funds. The Trustees also noted that FCA continues to be unprofitable with regard to its relationship with the Funds. The Trustees then compared the advisory fees, total gross operating expenses and total net operating expenses of the Funds to other comparable mutual funds. The Trustees observed that the advisory fees of each of the Africa Fund, Australia/New Zealand Fund, Japan Fund, Global Fund and Real Estate Fund were either below or equal to the average and median of its respective Morningstar peer category. The Trustees noted that the total gross operating expenses and total net operating expenses of each of the Australia/New Zealand Fund, Africa Fund, Global Fund, and Real Estate Fund were above the average and median expense levels of its respective Morningstar peer category. With regard to the Japan Fund, the Trustees noted that its total gross operating expenses were above the median and lower than the average expense levels of the Morningstar JS Category and that the Fund’s total net operating expenses were in line with the median and lower than the average expense levels of the category. The Trustees discussed how relatively smaller asset levels of the Funds may limit meaningful comparisons with other funds. The Trustees further considered that the Advisor had contractually agreed to waive fees or reimburse expenses of the Africa Fund and Japan Fund pursuant to an Expense Limitation Agreement. The Trustees concluded that given the very small asset levels of the Funds, it would be difficult for any adviser to operate the Funds at average cost levels and that FCA had put forth significant and reasonable efforts to control the operating expenses of the Funds. The Board concluded that although Fund expenses were higher than peer averages in most instances, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the relatively small levels of assets in each of the Funds. Based on the foregoing, the Board concluded that the fees to be paid to FCA by the Funds and the profits to be realized by FCA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2021 (Unaudited) – (Continued)

Economies of Scale

The Board next considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that while the management fee for the Funds would remain the same at all asset levels, the Funds’ shareholders could benefit from economies of scale under the Funds’ agreements with service providers other than FCA if applicable asset levels are attained by the Funds. The Trustees recognized that FCA put in place a contractual fee waiver for the Africa Fund and the Japan Fund. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Advisor’s Practices Regarding Possible Conflicts of Interest and Benefits to the Advisor

In considering FCA’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as follows: (i) the experience and ability of the advisory personnel assigned to the Funds; (ii) the basis for soft dollar payments with broker-dealers; (iii) the basis of decisions to buy or sell securities for the Funds and/or FCA’s other accounts, including other accounts that may invest in similar geographic areas in which the Funds invest; and (iv) the substance and administration of FCA’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to FCA’s potential conflicts of interest. The Trustees also noted that FCA may enjoy some enhanced status as an investment adviser to a family of registered mutual funds. Based on the foregoing, the Board determined that FCA’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, and after further review, discussion and determination that the best interests of the Funds’ shareholders were served by the renewal of the Agreements, the Board, including a majority of the Independent Trustees, approved the renewal of the Agreements for the Funds for an additional one-year period.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

ADDITIONAL INFORMATION – April 30, 2021 (Unaudited)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled ’‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period*
	11/1/20	4/30/21	11/1/20-4/30/21	11/1/20-4/30/21
Australia/New Zealand Fund	$1,000.00	$1,235.10	$13.47	2.43%
Africa Fund	1,000.00	1,410.30	10.46	1.75%
Japan Fund	1,000.00	1,079.40	9.02	1.75%
Global Fund	1,000.00	1,248.80	13.05	2.34%
Real Estate Securities Fund	1,000.00	1,299.10	14.19	2.49%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), short-term redemption or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period*
	11/1/20	4/30/21	11/1/20-4/30/21	11/1/20-4/30/21
Australia/New Zealand Fund	$1,000.00	$1,012.74	$12.13	2.43%
Africa Fund	1,000.00	1,016.12	8.75	1.75%
Japan Fund	1,000.00	1,016.12	8.75	1.75%
Global Fund	1,000.00	1,013.19	11.68	2.34%
Real Estate Securities Fund	1,000.00	1,012.45	12.42	2.49%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year) to reflect the one-half year period.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

ADDITIONAL INFORMATION – April 30, 2021 (Unaudited) – (Continued)

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the ’‘Commission’’) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’ website at http://www.sec.gov.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commissions website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

COMMONWEALTH INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2021

NOTICE OF PRIVACY POLICY & PRACTICES (Unaudited)

Commonwealth International Series Trust (the ’‘Trust’’) recognizes and respects the privacy expectations of our customers1. We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Trust.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

●	Account History, including information about the transactions and balances in a customer’s accounts; and

●	Correspondence, including written, telephonic or electronic, between a customer and the Trust or service providers to the Trust.

Disclosure of Customer Information

We may disclose all of the consumer information outlined above to third parties who are not affiliated with the Trust:

●	as permitted by law — for example with service providers who maintain or service shareholder accounts for the Trust or to a shareholder’s broker or agent;

●	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to the Trust:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Trust; and

●	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Trust.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Trust.

[1]	For purposes of this notice, the terms ’‘customer’’ or ’‘customers’’ includes both individual shareholders of the Trust and individuals who provide nonpublic personal information to the Trust, but do not invest in Trust shares.

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(b) Not applicable

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3.  Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4.  Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5.  Audit Committee of Listed Registrants.

Not applicable

Item 6.  Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

None.

Item 11.  Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported within the time periods specified by the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.  Exhibits.

(a) (1)	Not applicable

(a) (2)	Certifications required pursuant to Section 30a-2(a) of the Act are attached hereto.

(a) (3)	Not applicable to open-end management investment companies.

(b)	Certifications pursuant to Section 30a-2(b) of the Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth International Series Trust

By (Signature and Title)	/s/ Robert Scharar
Robert Scharar, President

Date	7/1/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert Scharar
Robert Scharar, President

Date	7/1/2021

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	7/1/2021